Income Tax - Schedule of Reconciliation of the Actual Income Tax Expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Reconciliation of the Actual Income Tax Expense [Abstract]
Loss before income tax	¥ (4,804)	$ (658)	¥ 4,004	¥ 14,797
Expected tax expense at statutory rate	1,201		(1,001)	(3,699)
Parent-subsidiary tax rate differential	(940)
Effect of tax rate differences	(1,545)		(292)	3,616
Additional deduction for R&D expenses	(1,090)		(878)	(498)
Impact of tax rate change on deferred taxes	(237)		(4,234)	(3,961)
Non-deductible expenses	479		18	(110)
Non-taxable income				(175)
Change in valuation allowance	1,160		8,755	4,827
Total income tax expense/(benefit)	¥ (972)	$ (133)	¥ 2,368